Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
January 31, 2026
USL-NPRT3-0426
1.9896230.106
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	1,563	145,156
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	717	144,145
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	1,250	232,893
UNITED STATES - 95.7%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc	3,799	169,131
Entertainment - 1.4%
IMAX Corp (a)(b)	4,170	145,575
Spotify Technology SA (b)	94	47,033
Take-Two Interactive Software Inc (b)	489	107,727
		300,335
Interactive Media & Services - 1.1%
Alphabet Inc Class A	674	227,812
Media - 1.0%
New York Times Co/The Class A	2,781	203,875
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	725	142,977
TOTAL COMMUNICATION SERVICES		1,044,130
Consumer Discretionary - 4.4%
Diversified Consumer Services - 0.1%
Grand Canyon Education Inc (b)	244	42,416
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	543	171,045
Yum! Brands Inc	1,121	174,316
		345,361
Specialty Retail - 2.6%
AutoZone Inc (b)	37	137,059
O'Reilly Automotive Inc (b)	2,254	221,816
TJX Cos Inc/The	1,206	180,671
		539,546
TOTAL CONSUMER DISCRETIONARY		927,323
Consumer Staples - 12.0%
Beverages - 2.4%
Coca-Cola Co/The	2,489	186,202
Keurig Dr Pepper Inc	4,200	115,248
Monster Beverage Corp (b)	2,561	206,826
		508,276
Consumer Staples Distribution & Retail - 4.5%
Albertsons Cos Inc Class A (a)	8,690	144,689
BJ's Wholesale Club Holdings Inc (b)	1,964	181,552
Casey's General Stores Inc	306	185,589
Kroger Co/The	2,673	167,998
Walmart Inc	2,015	240,068
		919,896
Food Products - 3.1%
Bunge Global SA	1,407	160,229
JM Smucker Co	787	82,525
McCormick & Co Inc/MD	2,036	125,886
Mondelez International Inc	2,475	144,713
Post Holdings Inc (b)	1,410	144,257
		657,610
Household Products - 0.8%
Procter & Gamble Co/The	1,111	168,616
Tobacco - 1.2%
Philip Morris International Inc	1,371	246,012
TOTAL CONSUMER STAPLES		2,500,410
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp	1,086	192,113
Exxon Mobil Corp	1,676	236,987
TOTAL ENERGY		429,100
Financials - 10.6%
Capital Markets - 1.3%
Intercontinental Exchange Inc	855	148,582
MarketAxess Holdings Inc	735	124,384
		272,966
Financial Services - 2.2%
Mastercard Inc Class A	435	234,374
Visa Inc Class A	702	225,924
		460,298
Insurance - 7.1%
American Financial Group Inc/OH	658	85,718
Arch Capital Group Ltd (b)	1,706	163,844
Arthur J Gallagher & Co	746	186,030
Chubb Ltd	738	228,455
Hanover Insurance Group Inc/The	1,138	198,171
Hartford Insurance Group Inc/The	1,792	242,029
Travelers Companies Inc/The	736	209,399
Willis Towers Watson PLC	528	167,624
		1,481,270
TOTAL FINANCIALS		2,214,534
Health Care - 19.1%
Biotechnology - 3.9%
AbbVie Inc	956	213,198
Alnylam Pharmaceuticals Inc (b)	480	162,269
Exact Sciences Corp (b)	675	69,079
Gilead Sciences Inc	1,709	242,593
Insmed Inc (b)	754	118,279
		805,418
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	1,463	159,906
Boston Scientific Corp (b)	2,552	238,689
Edwards Lifesciences Corp (b)	562	45,724
Penumbra Inc (b)	282	101,004
Stryker Corp	407	150,411
		695,734
Health Care Providers & Services - 5.8%
Cencora Inc	667	239,601
Chemed Corp	259	110,629
CVS Health Corp	2,047	152,542
Encompass Health Corp	1,761	166,467
HCA Healthcare Inc	393	191,891
McKesson Corp	211	175,385
Quest Diagnostics Inc	912	170,571
		1,207,086
Health Care Technology - 0.6%
Veeva Systems Inc Class A (b)	659	134,383
Life Sciences Tools & Services - 1.3%
Danaher Corp	521	114,042
Thermo Fisher Scientific Inc	282	163,168
		277,210
Pharmaceuticals - 4.2%
Eli Lilly & Co	199	206,393
Johnson & Johnson	1,001	227,477
Merck & Co Inc	2,140	235,978
Royalty Pharma PLC Class A	5,062	210,984
		880,832
TOTAL HEALTH CARE		4,000,663
Industrials - 6.5%
Aerospace & Defense - 2.7%
General Dynamics Corp	542	190,291
Lockheed Martin Corp	337	213,732
Northrop Grumman Corp	234	161,989
		566,012
Commercial Services & Supplies - 2.3%
Cintas Corp	768	146,988
Republic Services Inc	677	145,616
Waste Connections Inc (United States)	1,142	191,399
		484,003
Electrical Equipment - 0.6%
AMETEK Inc	519	116,246
Ground Transportation - 0.3%
Union Pacific Corp	253	59,480
Professional Services - 0.6%
FTI Consulting Inc (b)	420	73,361
Verisk Analytics Inc	237	51,538
		124,899
TOTAL INDUSTRIALS		1,350,640
Information Technology - 20.2%
Communications Equipment - 2.1%
Cisco Systems Inc	3,142	246,081
Motorola Solutions Inc	490	197,245
		443,326
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	1,508	217,273
TD SYNNEX Corp	832	132,013
		349,286
IT Services - 3.2%
Accenture PLC Class A	682	179,802
Amdocs Ltd	1,760	144,214
GoDaddy Inc Class A (b)	1,020	102,530
IBM Corporation	787	241,374
		667,920
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices Inc	278	86,424
Broadcom Inc	488	161,674
Cirrus Logic Inc (b)	1,043	135,945
NVIDIA Corp	906	173,164
QUALCOMM Inc	725	109,903
		667,110
Software - 9.2%
Autodesk Inc (b)	624	157,791
Datadog Inc Class A (b)	566	73,195
Dynatrace Inc (b)	3,221	122,688
Gen Digital Inc	6,262	150,225
Guidewire Software Inc (b)	784	110,356
Intuit Inc	217	108,266
Microsoft Corp	436	187,606
Palo Alto Networks Inc (b)	845	149,540
PTC Inc (b)	1,117	174,397
Salesforce Inc	644	136,715
Servicenow Inc (b)	947	110,808
Tyler Technologies Inc (b)	289	106,757
Zoom Communications Inc Class A (b)	2,416	222,514
Zscaler Inc (b)	550	110,006
		1,920,864
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	676	175,408
TOTAL INFORMATION TECHNOLOGY		4,223,914
Materials - 2.7%
Chemicals - 2.0%
Ecolab Inc	646	182,166
Linde PLC	497	227,114
		409,280
Metals & Mining - 0.7%
Newmont Corp	716	80,443
Royal Gold Inc	269	70,830
		151,273
TOTAL MATERIALS		560,553
Real Estate - 1.9%
Health Care REITs - 1.9%
Ventas Inc	1,978	153,631
Welltower Inc	1,304	245,621
TOTAL REAL ESTATE		399,252
Utilities - 11.2%
Electric Utilities - 7.7%
Duke Energy Corp	1,496	181,540
Entergy Corp	2,315	221,985
Evergy Inc	2,124	162,975
Exelon Corp	3,752	168,015
IDACORP Inc	1,328	176,345
NextEra Energy Inc	1,956	171,932
OGE Energy Corp	3,513	153,448
PPL Corp	4,896	177,480
Xcel Energy Inc	2,419	183,989
		1,597,709
Gas Utilities - 1.9%
National Fuel Gas Co	2,685	224,869
Southwest Gas Holdings Inc	2,173	179,968
		404,837
Multi-Utilities - 1.6%
Ameren Corp	1,718	177,435
CenterPoint Energy Inc	4,145	164,514
		341,949
TOTAL UTILITIES		2,344,495
TOTAL UNITED STATES		19,995,014
TOTAL COMMON STOCKS (Cost $16,805,600)		20,517,208

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF (Cost $217,309)	2,300	218,477

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	110,601	110,623
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	266,881	266,908
TOTAL MONEY MARKET FUNDS (Cost $377,531)			377,531

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $17,400,440)	21,113,216
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(208,624)
NET ASSETS - 100.0%	20,904,592

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	235,591	3,126,822	3,251,795	2,912	5	-	110,623	110,601	0.0%
Fidelity Securities Lending Cash Central Fund	658,475	8,140,831	8,532,381	216	(17)	-	266,908	266,881	0.0%
Total	894,066	11,267,653	11,784,176	3,128	(12)	-	377,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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